PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Detail 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities		$ (495,819)	$ (259,228)	$ (101,821)
Net cash used in investing activities		(223,929)	(118,614)	(29,931)
Net cash generated from financing activities		546,628	1,623,843	199,622
Net increase (decrease) in cash		(185,666)	1,254,154	66,460
Cash, cash equivalents and restricted cash* at beginning of the year	[1]	1,444,978	190,824	124,364
Cash, cash equivalents and restricted cash* at end of the year	[1]	1,259,312	1,444,978	190,824
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities		(34,930)	6,845	(876)
Net cash used in investing activities		(1,060,969)	(664,483)	(150,564)
Net cash generated from financing activities		569,510	1,635,224	197,786
Net increase (decrease) in cash		(526,389)	977,586	46,346
Cash, cash equivalents and restricted cash* at beginning of the year		1,045,496	67,910	21,564
Cash, cash equivalents and restricted cash* at end of the year		$ 519,107	$ 1,045,496	$ 67,910

[1]	Upon the adoption of ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, restricted cash was included within cash and cash equivalents in the consolidated statement of cash flows for the year ended December 31, 2018 and the comparative disclosure had been restated to conform to the current year presentation.